ADVANCE TO SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Advances to suppliers
Advances to suppliers	R$ 1,058,277	R$ 1,257,630
Current	43,162	170,481
Non current	1,015,115	1,087,149
Forestry development program
Advances to suppliers
Advances to suppliers	1,015,115	1,087,149
Advance to suppliers
Advances to suppliers
Advances to suppliers	R$ 43,162	R$ 170,481